UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2014 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--.8%
Delphi Automotive	193,710		14,131,144
Capital Goods--7.9%
Cummins	152,050		22,141,521
Danaher	255,520		21,351,251
Fluor	280,950		17,416,091
Honeywell International	355,390		35,208,487
Precision Castparts	107,340		25,536,186
Raytheon	170,680		18,211,556
			139,865,092
Commercial & Professional Services--1.1%
Tyco International	464,610		19,931,769
Consumer Durables & Apparel--4.1%
Michael Kors Holdings	159,480	a	12,233,711
NIKE, Cl. B	284,320		28,230,133
PVH	176,220		22,404,611
Under Armour, Cl. A	141,300	a	10,242,837
			73,111,292
Consumer Services--.8%
Las Vegas Sands	218,890		13,941,104
Diversified Financials--4.6%
Ameriprise Financial	168,690		22,228,281
BlackRock	60,430		21,699,204
Discover Financial Services	224,880		14,740,884
IntercontinentalExchange Group	103,795		23,456,632
			82,125,001
Energy--4.4%
EOG Resources	278,140		24,120,301
Halliburton	429,950		18,143,890
Schlumberger	407,520		35,026,344
			77,290,535
Food & Staples Retailing--3.0%
Costco Wholesale	217,940		30,973,633
CVS Health	246,670		22,535,771
			53,509,404
Food, Beverage & Tobacco--5.4%
Coca-Cola Enterprises	500,280		21,982,303
Mondelez International, Cl. A	556,080		21,798,336
PepsiCo	510,450		51,096,045
			94,876,684
Health Care Equipment & Services--2.7%
McKesson	134,190		28,281,884
UnitedHealth Group	205,880		20,305,944
			48,587,828
Household & Personal Products--3.0%
Colgate-Palmolive	411,480		28,634,893

Estee Lauder, Cl. A	323,370		23,974,652
			52,609,545
Insurance--1.3%
Marsh & McLennan	404,967		22,917,083
Materials--3.0%
Dow Chemical	374,320		18,218,154
Martin Marietta Materials	128,580		15,434,743
Praxair	147,640		18,954,023
			52,606,920
Media--4.7%
AMC Networks, Cl. A	198,799	a	12,894,103
Comcast, Cl. A	617,838		35,241,480
Interpublic Group of Companies	852,910		17,305,544
Viacom, Cl. B	248,240		18,774,391
			84,215,518
Pharmaceuticals, Biotech & Life Sciences--13.8%
Actavis	113,337	a	30,670,126
Alexion Pharmaceuticals	124,640	a	24,292,336
Biogen Idec	75,410	a	23,202,903
Bristol-Myers Squibb	284,890		16,822,754
Celgene	284,270	a	32,318,656
Gilead Sciences	392,445	a	39,370,082
Illumina	98,093	a	18,724,973
Perrigo Company	120,650		19,326,923
Regeneron Pharmaceuticals	40,770	a	16,964,805
Vertex Pharmaceuticals	202,840	a	23,910,779
			245,604,337
Retailing--6.5%
Dollar General	222,440	a	14,845,646
Home Depot	397,840		39,545,296
Netflix	36,720	a	12,726,785
Priceline Group	25,908	a	30,058,203
Ulta Salon, Cosmetics & Fragrance	138,300	a	17,493,567
			114,669,497
Software & Services--21.0%
Accenture, Cl. A	184,860		15,958,964
Adobe Systems	255,490	a	18,824,503
Akamai Technologies	232,190	a	15,001,796
Cognizant Technology Solutions,
Cl. A	344,590	a	18,604,414
Facebook, Cl. A	550,922	a	42,806,639
Fortinet	456,459	a	12,580,010
Google, Cl. A	61,540	a	33,790,383
Google, Cl. C	68,940	a	37,353,760
Intuit	312,400		29,324,988
LinkedIn, Cl. A	79,150	a	17,909,271
Microsoft	1,220,920		58,372,185
salesforce.com	426,180	a	25,515,397
Visa, Cl. A	183,550		47,390,775
			373,433,085
Technology Hardware & Equipment--8.7%
Apple	908,810		108,084,773

EMC	761,010	23,096,654
SanDisk	227,660	23,553,704
		154,735,131
Transportation--1.1%
FedEx	113,740	20,266,193
Total Common Stocks
(cost $1,266,811,084)		1,738,427,162

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $38,483,377)	38,483,377 [b]	38,483,377
Total Investments (cost $1,305,294,461)	100.0%	1,776,910,539
Liabilities, Less Cash and Receivables	(.0%)	(665,772)
Net Assets	100.0%	1,776,244,767

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $471,616,078 of which $488,781,988 related to appreciated investment securities and $17,165,910 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.0
Pharmaceuticals, Biotech & Life Sciences	13.8
Technology Hardware & Equipment	8.7
Capital Goods	7.9
Retailing	6.5
Food, Beverage & Tobacco	5.4
Media	4.7
Diversified Financials	4.6
Energy	4.4
Consumer Durables & Apparel	4.1
Food & Staples Retailing	3.0
Household & Personal Products	3.0
Materials	3.0
Health Care Equipment & Services	2.7
Money Market Investment	2.1
Insurance	1.3
Commercial & Professional Services	1.1
Transportation	1.1
Automobiles & Components	.8
Consumer Services	.8
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,726,193,451	-	-	1,726,193,451
Equity Securities - Foreign Common Stocks+	12,233,711	-	-	12,233,711
Mutual Funds	38,483,377	-	-	38,483,377
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)